Accounts Receivable, Net (Details)	12 Months Ended
	Dec. 31, 2013 Customer 1	Dec. 31, 2012 Customer 1	Dec. 31, 2013 Customer 2	Dec. 31, 2011 Customer 2	Dec. 31, 2012 Customer 3	Dec. 31, 2011 Customer 3	Dec. 31, 2012 Customer 4	Dec. 31, 2011 Customer 5
Entity Wide Revenue Major Customer
Revenue percentage	18.50%	18.50%	10.70%	10.20%	11.50%	10.00%	11.50%	18.10%